Investments - Long-term Investments - Additional information (Detail) ¥ in Millions, shares in Millions, $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($) shares	Aug. 31, 2018 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥) Directors	Dec. 31, 2022 USD ($) Directors	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2018
Schedule of Investments [Line Items]
Impairment charges recognized on equity investments measured at fair value using the measurement alternative				¥ 2,456	$ 356	¥ 4,259	¥ 2,310
Impairment recognized for equity method investments				569	82	57	297
Carrying amount of equity method investments				25,900		24,800			$ 3,800
Payment to acquire equity investments without readily determinable fair value				3,628	$ 526	¥ 3,395	¥ 4,467
Trip.com International, Ltd
Schedule of Investments [Line Items]
Percentage Of equity interest held by company								12.00%		19.00%
Fair value of equity investment				¥ 16,400					$ 2,400
Gains (losses) on equity method investments								¥ 43
Impairment recognized for equity method investments			¥ 8,900
Equity method investment, disposal of ADS | shares	36
Proceeds From sale of equity investments | $	$ 988
Adjustments to goodwill acquired			¥ 8,900
Number of directors | Directors				9	9
Trip.com International, Ltd | Active directors
Schedule of Investments [Line Items]
Number of directors | Directors				2	2
Jidu Auto Inc [Member]
Schedule of Investments [Line Items]
Payment to acquire equity method investments | $					$ 371
Payment to acquire equity investments without readily determinable fair value | $					193
Jidu Auto Inc [Member] | Common Stock [Member]
Schedule of Investments [Line Items]
Payment to acquire equity method investments | $					171
Jidu Auto Inc [Member] | In Substance Common Stock [Member]
Schedule of Investments [Line Items]
Payment to acquire equity method investments | $					$ 200
Jidu Auto Inc [Member] | Equity Investment
Schedule of Investments [Line Items]
Percentage Of equity interest held by company				52.30%					52.30%
Du Xiaoman Financial
Schedule of Investments [Line Items]
Equity interest percentage		41.00%
Equity method goodwill		¥ 3,500
Intangible assets		851
Deferred tax liabilities		¥ 213